Ordinary Shares (Tables)	6 Months Ended
Jun. 30, 2018
Ordinary Shares
Summary of ordinary share transactions

              The Company is authorized to issue 75,000,000 ordinary shares. A summary of ordinary share transactions (in thousands) is as follows:

	2018	2017

As at January 1	66,447	60,706
Share option exercises	86	31

As at June 30	66,533	60,737